Derivatives (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

8	Derivatives

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value amount
	Assets and liabilities		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	9,257,418	55,396	104,136	1,211	105,347	96,805	184	96,989
Interest rate	15,641,544	344,757	297,598	5,297	302,895	302,192	4,546	306,738
Equities	697,994	—	15,580	—	15,580	17,563	—	17,563
Credit	162,699	—	1,466	—	1,466	1,614	—	1,614
Commodity and other	85,366	—	1,976	—	1,976	1,325	—	1,325
Gross total fair values	25,845,021	400,153	420,756	6,508	427,264	419,499	4,730	424,229
Offset					(154,669)			(154,669)
At 30 Jun 2023	25,845,021	400,153	420,756	6,508	272,595	419,499	4,730	269,560

Foreign exchange	8,434,453	38,924	122,206	525	122,731	123,088	166	123,254
Interest rate	15,213,232	276,589	285,449	5,066	290,515	287,876	3,501	291,377
Equities	570,410	—	9,325	—	9,325	9,176	—	9,176
Credit	183,995	—	1,091	—	1,091	1,264	—	1,264
Commodity and other	78,414	—	1,484	—	1,484	1,678	—	1,678
Gross total fair values	24,480,504	315,513	419,555	5,591	425,146	423,082	3,667	426,749
Offset					(140,987)			(140,987)
At 31 Dec 2022[1]	24,480,504	315,513	419,555	5,591	284,159	423,082	3,667	285,762
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.

Notional contract amounts of derivatives held for hedging purposes by product type
	At 30 Jun 2023		At 31 Dec 2022
	Cash flow hedges	Fair value hedges	Cash flow hedges	Fair value hedges
	$m	$m	$m	$m
Foreign exchange	20,927	—	8,781	—
Interest rate	166,589	178,168	114,527	162,062
Total	187,516	178,168	123,308	162,062

Hedging instrument impacted by Ibor reform
	Hedging instrument
	Impacted by Ibor reform				Not impacted by Ibor reform	Notional amount[3]
	€[1]	$	Other[2]	Total
	$m	$m	$m	$m	$m	$m
Fair value hedges	18,019	—	11,804	29,823	148,345	178,168
Cash flow hedges	11,157	—	30,469	41,626	124,963	166,589
At 30 Jun 2023	29,176	—	42,273	71,449	273,308	344,757

Fair value hedges	12,756	2,015	12,643	27,414	134,648	162,062
Cash flow hedges	8,865	—	27,830	36,695	77,832	114,527
At 31 Dec 2022	21,621	2,015	40,473	64,109	212,480	276,589

1    The notional contract amounts of euro interest rate derivatives impacted by Ibor reform mainly comprise hedges with a Euribor benchmark, which are ‘Fair value hedges’ of $18,019m (31 December 2022: $12,756m) and ‘Cash flow hedges’ of $11,157m (31 December 2022: $8,865m).
2    Other benchmarks impacted by Ibor reform comprise mainly of Canadian dollar offered rate (‘CDOR’), Hong Kong interbank offered rate (‘HIBOR’) and Mexican interbank equilibrium interest rate (‘TIIE’)-related derivatives.
3    The notional contract amounts of interest rate derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2023		At 31 Dec 2022
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	971,296	(11,738)	935,008	(11,447)
– personal	453,447	(3,026)	414,882	(2,870)
– corporate and commercial	441,258	(8,401)	453,202	(8,320)
– non-bank financial institutions	76,591	(311)	66,924	(257)
Loans and advances to banks at amortised cost	100,995	(74)	104,544	(69)
Other financial assets measured at amortised cost	960,249	(489)	954,934	(493)
– cash and balances at central banks	307,734	(1)	327,005	(3)
– items in the course of collection from other banks	10,649	—	7,297	—
– Hong Kong Government certificates of indebtedness	42,407	—	43,787	—
– reverse repurchase agreements – non-trading	258,056	—	253,754	—
– financial investments	131,277	(27)	109,086	(20)
– assets held for sale[2]	80,244	(402)	102,556	(415)
– prepayments, accrued income and other assets[3]	129,882	(59)	111,449	(55)
Total gross carrying amount on-balance sheet	2,032,540	(12,301)	1,994,486	(12,009)
Loans and other credit-related commitments	649,526	(348)	618,788	(386)
– personal	253,764	(25)	244,006	(27)
– corporate and commercial	265,552	(301)	269,187	(340)
– financial	130,210	(22)	105,595	(19)
Financial guarantees	18,882	(51)	18,783	(52)
– personal	1,188	—	1,135	—
– corporate and commercial	13,613	(47)	13,587	(50)
– financial	4,081	(4)	4,061	(2)
Total nominal amount off-balance sheet[4]	668,408	(399)	637,571	(438)
	2,700,948	(12,700)	2,632,057	(12,447)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	287,195	(125)	265,147	(126)
1    Total ECL is recognised in the loss allowance for the financial asset unless total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 68.
3    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 108, includes both financial and non-financial assets.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change for expected credit losses and other credit impairment charges’ in the income statement.
The following table shows the difference between the fair value at initial recognition, which is the transaction price, and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases.

Unamortised balance of derivatives valued using models with significant unobservable inputs
	Half-year to
	30 Jun	30 Jun
	2023	2022
	$m	$m
Unamortised balance at beginning of period	97	106
Deferral on new transactions	84	100
Recognised in the income statement during the period	(100)	(99)
– amortisation	(53)	(61)
– subsequent to unobservable inputs becoming observable	(10)	—
– maturity, termination or offsetting derivative	(37)	(38)
Exchange differences	3	(8)
Unamortised balance at end of period[1]	84	99
1 This amount is yet to be recognised in the consolidated income statement.